Income tax (Details) ¥ in Thousands, $ in Thousands, $ in Millions			12 Months Ended
	Apr. 01, 2018 HKD ($)	Mar. 31, 2018	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)			25.00%	25.00%	25.00%	25.00%
Profit			¥ (204,094)	$ (32,027)	¥ (312,146)	¥ (530,619)
Composition of income tax expenses/(benefits):
Current income tax | ¥			3		365	8,788
Deferred income tax			(585)	(92)	(1,648)	(16,793)
Total income tax expense (benefit)			¥ (582)	$ (91)	¥ (1,283)	¥ (8,005)
Hong Kong
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)		16.50%
PRC
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)			25.00%	25.00%
Preferential Tax Rate			15	15
Number of years to enjoy preferential tax rate			P3Y	P3Y
First Two Million [Member] | Hong Kong
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	8.25%
Profit	$ 2
Above Two Million [Member] | Hong Kong
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	16.50%
Profit	$ 2